Summary of Significant Accounting Policies - Barter Transaction (Details) - Barter Transactions - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nonmonetary Transaction [Line Items]
Revenues	¥ 7,478	¥ 15,066	¥ 856
Expenses	¥ 6,780	¥ 19,672	¥ 1,886